U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI 53202

November 1, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    MANAGER DIRECTED PORTFOLIOS (the “Trust”)
    Securities Act Registration No: 333-133691
    Investment Company Act Registration No: 811-21897
    Vert Global Sustainable Real Estate Fund (S000059043)

Dear Madam or Sir:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Vert Global Sustainable Real Estate Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated October 31, 2022, and filed electronically as Post-Effective Amendment No. 127 to the Trust’s Registration Statement on Form N-1A on October 27, 2022.

If you have any questions concerning the foregoing, please contact the undersigned at alyssa.bernard@usbank.com.

Very truly yours,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Vice President & Secretary
U.S. Bank Global Fund Services
as Administrator of the Trust